11. INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Deferred income tax assets:
Provision for doubtful accounts	$ 4,177	$ 3,096
Accrued liabilities	254	410
Tax loss carry forward	725	520
Other temporary differences	852	582
Net deferred income tax assets - current	6,008	4,608
Current Deferred income tax liabilities:
Unearned income	(4,145)	(9,325)
Net deferred income tax liabilities - current		(4,717)
Non-current Deferred income tax assets:
Accrued liabilities	1,776	1,738
Tax loss carry forward	2,174	1,560
Deferred income tax assets - non-current	3,950	3,298
Non current Deferred income tax liabilities:
Unearned income	(193)	(751)
Net deferred income tax assets - non-current	$ 3,757	$ 2,547